Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($) contract	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments USD ($)	Sep. 30, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements EUR (€)	Sep. 30, 2012 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) contract	Dec. 31, 2011 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2010 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($)	Dec. 31, 2011 Maturing derivative contracts Foreign exchange swap agreements contract	Dec. 31, 2011 Maturing derivative contracts Foreign exchange swap agreements item
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)											2	2		2	2
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1
Asset Derivatives, Notional Value										€ 1,000,000	$ 69,036	$ 77,946	$ 89,520
Asset Derivatives, Fair Value	70	198	116,394		114,431				114,431		70	198	1,963
Liability Derivatives, Notional Value						365,982	480,912	625,717
Liability Derivatives, Fair Value	$ (23,910)	$ (31,756)	$ (56,244)	$ (31,756)	$ (56,244)	$ (23,910)	$ (31,756)	$ (56,244)